REVENUE RECOGNITION (Schedule of Company's Revenues Disaggregated by Geography) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 233,559	$ 204,408
Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 233,559	$ 204,408
Revenue, Percentage	100.00%	100.00%
Germany [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 57,384	$ 56,189
Revenue, Percentage	24.60%	27.50%
United States [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 48,763	$ 50,034
Revenue, Percentage	20.90%	24.50%
The Netherlands [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 53,619	$ 46,436
Revenue, Percentage	23.00%	22.70%
Spain [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 54,902	$ 39,176
Revenue, Percentage	23.50%	19.20%
Other Countries [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 18,891	$ 12,573
Revenue, Percentage	8.10%	6.20%